Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Weitz Funds
Entity Central Index Key	0001257927
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000212508
Shareholder Report [Line Items]
Fund Name	Conservative Allocation
Class Name	Institutional
Trading Symbol	WBAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	70	0.70

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WBAIX) returned 1.10% for the year ended March 31, 2026.

Gains were driven by positive results from fixed income securities, while select equity holdings also contributed to performance. Top equity contributors included Analog Devices, Alphabet, Oracle, Martin Marietta Materials, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Notable equity detractors included Accenture, Roper Technologies, Aon, Gartner, and Equifax, driven by ongoing investor reassessment of growth durability and competitive positioning in an evolving AI landscape. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 16	10,000	10,000	10,000
Mar 17	10,632	10,043	10,735
Mar 18	11,383	10,165	11,437
Mar 19	12,087	10,620	11,965
Mar 20	12,142	11,569	11,868
Mar 21	14,805	11,652	14,503
Mar 22	15,568	11,168	14,551
Mar 23	14,943	10,634	13,760
Mar 24	16,783	10,814	15,057
Mar 25	17,190	11,342	15,933
Mar 26	17,379	11,835	17,510

AssetsNet	$ 170,067,494
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,320,348
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	170,067,494
Number of Portfolio Holdings	175
Net Investment Advisory Fees Paid ($)	1,320,348
Portfolio Turnover Rate (%)	18

Holdings [Text Block]

Top Equity Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Analog Devices, Inc.	60.1	2.0	1.04
Alphabet, Inc. - Class C	84.5	1.4	0.79
Oracle Corp.	77.6	0.4	0.76
Martin Marietta Materials, Inc.	23.6	2.1	0.42
Vulcan Materials Co.	17.4	2.2	0.34

Sector Breakdown

Table Summary
% of Net Assets
Financials	11.5
Industrials	8.8
Health Care	7.6
Information Technology	7.6
Materials	6.3
Communication Services	2.1
U.S. Treasuries	38.0
Mortgage-Backed Securities	10.4
Asset-Backed Securities	4.6
Commercial Mortgage-Backed Securities	0.7
Corporate Bonds	0.3
Cash Equivalents/Other	2.1
100.0

Top Equity Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(34.9)	2.0	(0.85)
Roper Technologies, Inc.	(40.7)	1.1	(0.59)
Aon plc - Class A	(18.4)	2.6	(0.54)
Gartner, Inc.	(35.9)	0.4	(0.41)
Equifax, Inc.	(25.3)	1.3	(0.39)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	3.4
Danaher Corp.	2.3
Vulcan Materials Co.	2.3
Thermo Fisher Scientific, Inc.	2.3
Aon plc	2.3
Martin Marietta Materials, Inc.	2.3
Visa, Inc.	2.2
Mastercard, Inc.	2.2
Microsoft Corp.	2.0
Labcorp Holdings, Inc.	2.0
23.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009628
Shareholder Report [Line Items]
Fund Name	Conservative Allocation
Class Name	Investor
Trading Symbol	WBALX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	85	0.85

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WBALX) returned 0.93% for the year ended March 31, 2026.

Gains were driven by positive results from fixed income securities, while select equity holdings also contributed to performance. Top equity contributors included Analog Devices, Alphabet, Oracle, Martin Marietta Materials, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Notable equity detractors included Accenture, Roper Technologies, Aon, Gartner, and Equifax, driven by ongoing investor reassessment of growth durability and competitive positioning in an evolving AI landscape. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 16	10,000	10,000	10,000
Mar 17	10,632	10,043	10,735
Mar 18	11,383	10,165	11,437
Mar 19	12,087	10,620	11,965
Mar 20	12,129	11,569	11,868
Mar 21	14,765	11,652	14,503
Mar 22	15,500	11,168	14,551
Mar 23	14,862	10,634	13,760
Mar 24	16,659	10,814	15,057
Mar 25	17,046	11,342	15,933
Mar 26	17,205	11,835	17,510

AssetsNet	$ 170,067,494
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,320,348
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	170,067,494
Number of Portfolio Holdings	175
Net Investment Advisory Fees Paid ($)	1,320,348
Portfolio Turnover Rate (%)	18

Holdings [Text Block]

Top Equity Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Analog Devices, Inc.	60.1	2.0	1.04
Alphabet, Inc. - Class C	84.5	1.4	0.79
Oracle Corp.	77.6	0.4	0.76
Martin Marietta Materials, Inc.	23.6	2.1	0.42
Vulcan Materials Co.	17.4	2.2	0.34

Sector Breakdown

Table Summary
% of Net Assets
Financials	11.5
Industrials	8.8
Health Care	7.6
Information Technology	7.6
Materials	6.3
Communication Services	2.1
U.S. Treasuries	38.0
Mortgage-Backed Securities	10.4
Asset-Backed Securities	4.6
Commercial Mortgage-Backed Securities	0.7
Corporate Bonds	0.3
Cash Equivalents/Other	2.1
100.0

Top Equity Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(34.9)	2.0	(0.85)
Roper Technologies, Inc.	(40.7)	1.1	(0.59)
Aon plc - Class A	(18.4)	2.6	(0.54)
Gartner, Inc.	(35.9)	0.4	(0.41)
Equifax, Inc.	(25.3)	1.3	(0.39)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	3.4
Danaher Corp.	2.3
Vulcan Materials Co.	2.3
Thermo Fisher Scientific, Inc.	2.3
Aon plc	2.3
Martin Marietta Materials, Inc.	2.3
Visa, Inc.	2.2
Mastercard, Inc.	2.2
Microsoft Corp.	2.0
Labcorp Holdings, Inc.	2.0
23.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144329
Shareholder Report [Line Items]
Fund Name	Core Plus Income
Class Name	Institutional
Trading Symbol	WCPBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	46	0.45

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WCPBX) returned 4.77% for the year ended March 31, 2026.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), asset-backed securities (ABS), and U.S. Treasuries were top contributors. MBS benefited from strong coupon income, while corporate bonds, led by high yield, contributed as credit markets remained resilient. CLOs and ABS added to performance through attractive income and modest price appreciation. U.S. Treasuries also contributed, reflecting income and supportive rate movements during the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
Table Summary
	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Mar 16	10,000	10,000
Mar 17	10,461	10,043
Mar 18	10,608	10,165
Mar 19	11,146	10,620
Mar 20	11,320	11,569
Mar 21	12,778	11,652
Mar 22	12,565	11,168
Mar 23	12,189	10,634
Mar 24	12,670	10,814
Mar 25	13,421	11,342
Mar 26	14,062	11,835

AssetsNet	$ 4,249,767,247
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 14,953,377
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	4,249,767,247
Number of Portfolio Holdings	563
Net Investment Advisory Fees Paid ($)	14,953,377
Portfolio Turnover Rate (%)	16

Holdings [Text Block]

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	28.7
U.S. Government Agency Mortgage Related Securities	27.6
AAA	5.3
AA	1.6
A	8.9
BBB	15.8
BB	4.7
B	6.7
CCC	0.7

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	14.9
1-3 Years	12.2
3-5 Years	34.3
5-7 Years	10.5
7-10 Years	1.4
10 Years or more	26.7
100.0

Sector Breakdown

Table Summary
% of Net Assets
U.S. Treasuries	29.2
Mortgage-Backed Securities	29.0
Corporate Bonds	18.1
Asset-Backed Securities	15.2
Commercial Mortgage-Backed Securities	6.6
Term Loan	2.0
Municipal Bonds	0.0
Cash Equivalents/Other	(0.1)
100.0

Largest Holdings [Text Block]

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	1.1
1-3 Years	8.5
3-5 Years	25.5
5-7 Years	16.5
7-10 Years	12.0
10 Years or more	36.4
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144330
Shareholder Report [Line Items]
Fund Name	Core Plus Income
Class Name	Investor
Trading Symbol	WCPNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	66	0.65

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WCPNX) returned 4.46% for the year ended March 31, 2026.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), asset-backed securities (ABS), and U.S. Treasuries were top contributors. MBS benefited from strong coupon income, while corporate bonds, led by high yield, contributed as credit markets remained resilient. CLOs and ABS added to performance through attractive income and modest price appreciation. U.S. Treasuries also contributed, reflecting income and supportive rate movements during the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
Table Summary
	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Mar 16	10,000	10,000
Mar 17	10,441	10,043
Mar 18	10,567	10,165
Mar 19	11,071	10,620
Mar 20	11,224	11,569
Mar 21	12,659	11,652
Mar 22	12,448	11,168
Mar 23	12,065	10,634
Mar 24	12,529	10,814
Mar 25	13,250	11,342
Mar 26	13,840	11,835

AssetsNet	$ 4,249,767,247
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 14,953,377
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	4,249,767,247
Number of Portfolio Holdings	563
Net Investment Advisory Fees Paid ($)	14,953,377
Portfolio Turnover Rate (%)	16

Holdings [Text Block]

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	28.7
U.S. Government Agency Mortgage Related Securities	27.6
AAA	5.3
AA	1.6
A	8.9
BBB	15.8
BB	4.7
B	6.7
CCC	0.7

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	14.9
1-3 Years	12.2
3-5 Years	34.3
5-7 Years	10.5
7-10 Years	1.4
10 Years or more	26.7
100.0

Sector Breakdown

Table Summary
% of Net Assets
U.S. Treasuries	29.2
Mortgage-Backed Securities	29.0
Corporate Bonds	18.1
Asset-Backed Securities	15.2
Commercial Mortgage-Backed Securities	6.6
Term Loan	2.0
Municipal Bonds	0.0
Cash Equivalents/Other	(0.1)
100.0

Largest Holdings [Text Block]

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	1.1
1-3 Years	8.5
3-5 Years	25.5
5-7 Years	16.5
7-10 Years	12.0
10 Years or more	36.4
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144331
Shareholder Report [Line Items]
Fund Name	Large Cap Equity
Class Name	Institutional
Trading Symbol	WVAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	82	0.86

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WVAIX) returned -8.78% for the year ended March 31, 2026.

Top contributors included Alphabet, Analog Devices, IDEXX Laboratories, Oracle, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Detractors included CoStar Group, Gartner, Constellation Software, Global Payments, and CarMax. While AI beneficiaries remained a source of strength, several holdings were pressured as investors continued to reassess growth durability and competitive positioning, particularly across software and services, while select companies faced idiosyncratic headwinds, including ongoing investment spending at CoStar and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Large Cap Equity Fund - Institutional	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Mar 16	10,000	10,000	10,000
Mar 17	11,006	11,751	11,736
Mar 18	12,048	13,412	13,376
Mar 19	13,171	14,642	14,620
Mar 20	12,440	13,484	13,447
Mar 21	19,565	21,670	21,600
Mar 22	21,287	24,465	24,460
Mar 23	18,970	22,358	22,407
Mar 24	25,030	29,071	29,100
Mar 25	25,209	31,225	31,376
Mar 26	22,997	36,845	36,942

AssetsNet	$ 624,327,606
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 5,938,274
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	624,327,606
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	5,938,274
Portfolio Turnover Rate (%)	10

Holdings [Text Block]

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	4.8	2.32
Analog Devices, Inc.	60.0	3.7	1.65
IDEXX Laboratories, Inc.	33.7	2.6	1.11
Oracle Corp.	5.5	2.2	0.77
Vulcan Materials Co.	17.5	4.2	0.49

Sector Breakdown

Table Summary
% of Net Assets
Financials	22.2
Information Technology	20.7
Health Care	18.0
Industrials	10.7
Communication Services	10.4
Consumer Discretionary	7.3
Materials	4.8
Real Estate	1.7
Cash Equivalents/Other	4.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	4.0	(1.82)
Gartner, Inc.	(40.3)	1.9	(1.26)
Global Payments, Inc.	(30.6)	3.5	(1.23)
Constellation Software, Inc. Canada	(44.7)	2.6	(1.23)
CarMax, Inc.	(55.6)	1.2	(1.13)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Danaher Corp.	8.2
Thermo Fisher Scientific, Inc.	6.0
Alphabet, Inc.	5.8
Microsoft Corp.	5.6
Visa, Inc.	5.6
Amazon.com, Inc.	5.1
Berkshire Hathaway, Inc.	5.0
Mastercard, Inc.	4.9
Vulcan Materials Co.	4.8
Analog Devices, Inc.	4.7
55.7

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009625
Shareholder Report [Line Items]
Fund Name	Large Cap Equity
Class Name	Investor
Trading Symbol	WVALX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	98	1.03

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WVALX) returned -8.94% for the year ended March 31, 2026.

Top contributors included Alphabet, Analog Devices, IDEXX Laboratories, Oracle, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Detractors included CoStar Group, Gartner, Constellation Software, Global Payments, and CarMax. While AI beneficiaries remained a source of strength, several holdings were pressured as investors continued to reassess growth durability and competitive positioning, particularly across software and services, while select companies faced idiosyncratic headwinds, including ongoing investment spending at CoStar and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Large Cap Equity Fund - Investor	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Mar 16	10,000	10,000	10,000
Mar 17	10,981	11,751	11,736
Mar 18	11,994	13,412	13,376
Mar 19	13,078	14,642	14,620
Mar 20	12,324	13,484	13,447
Mar 21	19,344	21,670	21,600
Mar 22	21,014	24,465	24,460
Mar 23	18,701	22,358	22,407
Mar 24	24,637	29,071	29,100
Mar 25	24,772	31,225	31,376
Mar 26	22,558	36,845	36,942

AssetsNet	$ 624,327,606
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 5,938,274
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	624,327,606
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	5,938,274
Portfolio Turnover Rate (%)	10

Holdings [Text Block]

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	4.8	2.32
Analog Devices, Inc.	60.0	3.7	1.65
IDEXX Laboratories, Inc.	33.7	2.6	1.11
Oracle Corp.	5.5	2.2	0.77
Vulcan Materials Co.	17.5	4.2	0.49

Sector Breakdown

Table Summary
% of Net Assets
Financials	22.2
Information Technology	20.7
Health Care	18.0
Industrials	10.7
Communication Services	10.4
Consumer Discretionary	7.3
Materials	4.8
Real Estate	1.7
Cash Equivalents/Other	4.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	4.0	(1.82)
Gartner, Inc.	(40.3)	1.9	(1.26)
Global Payments, Inc.	(30.6)	3.5	(1.23)
Constellation Software, Inc. Canada	(44.7)	2.6	(1.23)
CarMax, Inc.	(55.6)	1.2	(1.13)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Danaher Corp.	8.2
Thermo Fisher Scientific, Inc.	6.0
Alphabet, Inc.	5.8
Microsoft Corp.	5.6
Visa, Inc.	5.6
Amazon.com, Inc.	5.1
Berkshire Hathaway, Inc.	5.0
Mastercard, Inc.	4.9
Vulcan Materials Co.	4.8
Analog Devices, Inc.	4.7
55.7

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144332
Shareholder Report [Line Items]
Fund Name	Multi Cap Equity
Class Name	Institutional
Trading Symbol	WPVIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	83	0.86

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPVIX) returned -6.07% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, Martin Marietta Materials, Laboratory Corporation of America, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and construction and building materials businesses. Detractors included CoStar Group, CarMax, Liberty Broadband, LKQ, and Berkshire Hathaway. Several holdings were pressured by disappointing earnings or slower-than-expected recovery trends, while CoStar declined amid investor debate around the scale of its ongoing investment initiatives.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Multi Cap Equity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	11,139	11,809	11,801
Mar 18	11,645	13,444	13,431
Mar 19	11,968	14,615	14,608
Mar 20	10,222	13,269	13,275
Mar 21	16,195	21,638	21,583
Mar 22	16,899	24,202	24,149
Mar 23	14,903	22,072	22,077
Mar 24	18,784	28,551	28,544
Mar 25	20,121	30,522	30,604
Mar 26	18,901	36,108	36,140

AssetsNet	$ 476,163,728
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,136,855
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	476,163,728
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	4,136,855
Portfolio Turnover Rate (%)	11

Holdings [Text Block]

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	6.1	3.21
Perimeter Solutions, Inc.	140.9	2.4	2.11
Martin Marietta Materials, Inc.	23.8	3.4	0.55
Laboratory Corp. of America Holdings	15.9	3.9	0.48
Vulcan Materials Co.	17.6	3.6	0.46

Sector Breakdown

Table Summary
% of Net Assets
Financials	23.3
Communication Services	16.3
Industrials	13.9
Information Technology	13.7
Health Care	13.0
Materials	10.4
Real Estate	3.7
Consumer Discretionary	2.5
Cash Equivalents/Other	3.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	3.5	(1.65)
CarMax, Inc.	(47.9)	1.6	(1.42)
Liberty Broadband Corp. - Class C	(36.9)	4.0	(1.39)
LKQ Corp.	(28.1)	2.8	(0.94)
Berkshire Hathaway, Inc. - Class B	(10.8)	8.1	(0.91)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	9.0
Alphabet, Inc.	7.4
HEICO Corp.	7.1
Visa, Inc.	5.0
Mastercard, Inc.	4.7
Labcorp Holdings, Inc.	4.6
Aon plc	4.6
Liberty Broadband Corp.	4.4
Meta Platforms, Inc.	4.2
Vulcan Materials Co.	4.0
55.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009627
Shareholder Report [Line Items]
Fund Name	Multi Cap Equity
Class Name	Investor
Trading Symbol	WPVLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	103	1.06

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPVLX) returned -6.22% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, Martin Marietta Materials, Laboratory Corporation of America, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and construction and building materials businesses. Detractors included CoStar Group, CarMax, Liberty Broadband, LKQ, and Berkshire Hathaway. Several holdings were pressured by disappointing earnings or slower-than-expected recovery trends, while CoStar declined amid investor debate around the scale of its ongoing investment initiatives.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Multi Cap Equity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	11,106	11,809	11,801
Mar 18	11,582	13,444	13,431
Mar 19	11,872	14,615	14,608
Mar 20	10,113	13,269	13,275
Mar 21	15,995	21,638	21,583
Mar 22	16,655	24,202	24,149
Mar 23	14,662	22,072	22,077
Mar 24	18,451	28,551	28,544
Mar 25	19,718	30,522	30,604
Mar 26	18,491	36,108	36,140

AssetsNet	$ 476,163,728
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,136,855
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	476,163,728
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	4,136,855
Portfolio Turnover Rate (%)	11

Holdings [Text Block]

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	6.1	3.21
Perimeter Solutions, Inc.	140.9	2.4	2.11
Martin Marietta Materials, Inc.	23.8	3.4	0.55
Laboratory Corp. of America Holdings	15.9	3.9	0.48
Vulcan Materials Co.	17.6	3.6	0.46

Sector Breakdown

Table Summary
% of Net Assets
Financials	23.3
Communication Services	16.3
Industrials	13.9
Information Technology	13.7
Health Care	13.0
Materials	10.4
Real Estate	3.7
Consumer Discretionary	2.5
Cash Equivalents/Other	3.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	3.5	(1.65)
CarMax, Inc.	(47.9)	1.6	(1.42)
Liberty Broadband Corp. - Class C	(36.9)	4.0	(1.39)
LKQ Corp.	(28.1)	2.8	(0.94)
Berkshire Hathaway, Inc. - Class B	(10.8)	8.1	(0.91)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	9.0
Alphabet, Inc.	7.4
HEICO Corp.	7.1
Visa, Inc.	5.0
Mastercard, Inc.	4.7
Labcorp Holdings, Inc.	4.6
Aon plc	4.6
Liberty Broadband Corp.	4.4
Meta Platforms, Inc.	4.2
Vulcan Materials Co.	4.0
55.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000023365
Shareholder Report [Line Items]
Fund Name	Partners III Opportunity
Class Name	Institutional
Trading Symbol	WPOPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	109	1.12

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPOPX) returned -4.60% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, CoreCard, Texas Instruments, and IDEX, supported by strong operating results and continued strength among AI-related and select cyclical businesses. Primary detractors were Roper Technologies, Liberty Broadband, Berkshire Hathaway, Global Payments, and CarMax. Several holdings were pressured by investor concerns around the impact of artificial intelligence on software and services businesses, while others faced company-specific or cyclical headwinds, including ongoing weakness in Liberty Broadband and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Partners III Opportunity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	10,952	11,809	11,801
Mar 18	11,172	13,444	13,431
Mar 19	12,429	14,615	14,608
Mar 20	11,704	13,269	13,275
Mar 21	16,398	21,638	21,583
Mar 22	16,311	24,202	24,149
Mar 23	13,733	22,072	22,077
Mar 24	16,918	28,551	28,544
Mar 25	18,093	30,522	30,604
Mar 26	17,260	36,108	36,140

AssetsNet	$ 313,742,335
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,854,504
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	313,742,335
Number of Portfolio Holdings	25
Net Investment Advisory Fees Paid ($)	3,854,504
Portfolio Turnover Rate (%)	18

Holdings [Text Block]

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.2	5.3	2.92
Perimeter Solutions, Inc.	126.7	1.2	1.92
CoreCard Corp.	27.4	1.9	0.68
Texas Instruments, Inc.	11.4	3.4	0.43
IDEX Corp.	6.5	4.0	0.39

Sector Breakdown

Table Summary
% of Net Assets
Financials	37.2
Information Technology	17.0
Communication Services	14.1
Health Care	13.5
Consumer Discretionary	4.6
Industrials	4.2
Materials	1.3
Distributors	1.0
Cash Equivalents/Other	7.1
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Liberty Broadband Corp. - Class C	(36.8)	5.6	(2.14)
Roper Technologies, Inc.	(44.0)	2.9	(1.80)
Berkshire Hathaway, Inc. - Class B	(10.0)	14.0	(1.46)
CarMax, Inc.	(49.5)	1.5	(1.41)
Global Payments, Inc.	(31.0)	3.6	(1.38)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	16.5
Alphabet, Inc.	5.9
Microsoft Corp.	5.9
Thermo Fisher Scientific, Inc.	5.5
Visa, Inc.	5.3
Danaher Corp.	4.8
Mastercard, Inc.	4.8
Amazon.com, Inc.	4.6
Sirius XM Holdings, Inc.	4.6
Aon plc	4.6
62.5

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000103219
Shareholder Report [Line Items]
Fund Name	Partners III Opportunity
Class Name	Investor
Trading Symbol	WPOIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	179	1.84

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPOIX) returned -5.29% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, CoreCard, Texas Instruments, and IDEX, supported by strong operating results and continued strength among AI-related and select cyclical businesses. Primary detractors were Roper Technologies, Liberty Broadband, Berkshire Hathaway, Global Payments, and CarMax. Several holdings were pressured by investor concerns around the impact of artificial intelligence on software and services businesses, while others faced company-specific or cyclical headwinds, including ongoing weakness in Liberty Broadband and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
Table Summary
	Weitz Partners III Opportunity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	10,894	11,809	11,801
Mar 18	11,057	13,444	13,431
Mar 19	12,233	14,615	14,608
Mar 20	11,450	13,269	13,275
Mar 21	15,943	21,638	21,583
Mar 22	15,781	24,202	24,149
Mar 23	13,206	22,072	22,077
Mar 24	16,150	28,551	28,544
Mar 25	17,163	30,522	30,604
Mar 26	16,255	36,108	36,140

AssetsNet	$ 313,742,335
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,854,504
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	313,742,335
Number of Portfolio Holdings	25
Net Investment Advisory Fees Paid ($)	3,854,504
Portfolio Turnover Rate (%)	18

Holdings [Text Block]

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.2	5.3	2.92
Perimeter Solutions, Inc.	126.7	1.2	1.92
CoreCard Corp.	27.4	1.9	0.68
Texas Instruments, Inc.	11.4	3.4	0.43
IDEX Corp.	6.5	4.0	0.39

Sector Breakdown

Table Summary
% of Net Assets
Financials	37.2
Information Technology	17.0
Communication Services	14.1
Health Care	13.5
Consumer Discretionary	4.6
Industrials	4.2
Materials	1.3
Distributors	1.0
Cash Equivalents/Other	7.1
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Liberty Broadband Corp. - Class C	(36.8)	5.6	(2.14)
Roper Technologies, Inc.	(44.0)	2.9	(1.80)
Berkshire Hathaway, Inc. - Class B	(10.0)	14.0	(1.46)
CarMax, Inc.	(49.5)	1.5	(1.41)
Global Payments, Inc.	(31.0)	3.6	(1.38)

Largest Holdings [Text Block]
Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	16.5
Alphabet, Inc.	5.9
Microsoft Corp.	5.9
Thermo Fisher Scientific, Inc.	5.5
Visa, Inc.	5.3
Danaher Corp.	4.8
Mastercard, Inc.	4.8
Amazon.com, Inc.	4.6
Sirius XM Holdings, Inc.	4.6
Aon plc	4.6
62.5

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009629
Shareholder Report [Line Items]
Fund Name	Short Duration Income
Class Name	Institutional
Trading Symbol	WEFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	46	0.45

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WEFIX) returned 4.60% for the year ended March 31, 2026.

Collateralized mortgage obligations (CMOs), asset-backed securities (ABS), collateralized loan obligations (CLOs), U.S. Treasuries, and corporate bonds were top contributors. Securitized sectors, including CMOs, ABS, and CLOs, benefited from strong coupon income, with CLOs also contributing through attractive carry. U.S. Treasuries added to performance, while corporate bonds contributed modestly. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
Table Summary
	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 16	10,000	10,000	10,000
Mar 17	10,238	10,043	10,074
Mar 18	10,303	10,165	10,099
Mar 19	10,631	10,620	10,407
Mar 20	10,678	11,569	10,889
Mar 21	11,353	11,652	11,018
Mar 22	11,193	11,168	10,697
Mar 23	11,305	10,634	10,723
Mar 24	11,921	10,814	11,105
Mar 25	12,659	11,342	11,728
Mar 26	13,241	11,835	12,201

AssetsNet	$ 1,509,801,749
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 5,129,813
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	1,509,801,749
Number of Portfolio Holdings	433
Net Investment Advisory Fees Paid ($)	5,129,813
Portfolio Turnover Rate (%)	41

Holdings [Text Block]

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	15.1
U.S. Government Agency Mortgage Related Securities	15.6
AAA	44.4
AA	3.0
A	8.3
BBB	8.0
BB	0.4
B	1.8
Cash Equivalents	3.4

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	43.0
1-3 Years	30.0
3-5 Years	20.6
5-7 Years	5.3
7-10 Years	1.1
100.0

Sector Breakdown

Table Summary
% of Net Assets
Mortgage-Backed Securities	37.3
Asset-Backed Securities	23.3
U.S. Treasuries	15.0
Commercial Mortgage-Backed Securities	11.2
Corporate Bonds	9.1
Cash Equivalents/Other	4.1
100.0

Largest Holdings [Text Block]

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Cash Equivalents	3.4
Less than 1 Year	19.7
1-3 Years	24.9
3-5 Years	28.4
5-7 Years	6.6
7-10 Years	3.5
10 Years or more	13.5
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000103218
Shareholder Report [Line Items]
Fund Name	Short Duration Income
Class Name	Investor
Trading Symbol	WSHNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	66	0.65

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WSHNX) returned 4.39% for the year ended March 31, 2026.

Collateralized mortgage obligations (CMOs), asset-backed securities (ABS), collateralized loan obligations (CLOs), U.S. Treasuries, and corporate bonds were top contributors. Securitized sectors, including CMOs, ABS, and CLOs, benefited from strong coupon income, with CLOs also contributing through attractive carry. U.S. Treasuries added to performance, while corporate bonds contributed modestly. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
Table Summary
	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 16	10,000	10,000	10,000
Mar 17	10,215	10,043	10,074
Mar 18	10,260	10,165	10,099
Mar 19	10,563	10,620	10,407
Mar 20	10,590	11,569	10,889
Mar 21	11,256	11,652	11,018
Mar 22	11,093	11,168	10,697
Mar 23	11,187	10,634	10,723
Mar 24	11,786	10,814	11,105
Mar 25	12,496	11,342	11,728
Mar 26	13,044	11,835	12,201

AssetsNet	$ 1,509,801,749
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 5,129,813
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	1,509,801,749
Number of Portfolio Holdings	433
Net Investment Advisory Fees Paid ($)	5,129,813
Portfolio Turnover Rate (%)	41

Holdings [Text Block]

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	15.1
U.S. Government Agency Mortgage Related Securities	15.6
AAA	44.4
AA	3.0
A	8.3
BBB	8.0
BB	0.4
B	1.8
Cash Equivalents	3.4

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	43.0
1-3 Years	30.0
3-5 Years	20.6
5-7 Years	5.3
7-10 Years	1.1
100.0

Sector Breakdown

Table Summary
% of Net Assets
Mortgage-Backed Securities	37.3
Asset-Backed Securities	23.3
U.S. Treasuries	15.0
Commercial Mortgage-Backed Securities	11.2
Corporate Bonds	9.1
Cash Equivalents/Other	4.1
100.0

Largest Holdings [Text Block]

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Cash Equivalents	3.4
Less than 1 Year	19.7
1-3 Years	24.9
3-5 Years	28.4
5-7 Years	6.6
7-10 Years	3.5
10 Years or more	13.5
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009630
Shareholder Report [Line Items]
Fund Name	Ultra Short Government
Trading Symbol	SAFEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	33	0.32

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: SAFEX) returned 3.71% for the year ended March 31, 2026.

U.S. Treasuries were the primary contributor to performance, reflecting income generation from short-term securities and ongoing reinvestment at prevailing interest rates. A small allocation to asset-backed securities contributed modestly, while cash had a minimal impact. The portfolio maintained a low average effective duration to limit interest rate sensitivity and preserve liquidity. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
Table Summary
	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Mar 16	10,000	10,000	10,000
Mar 17	10,025	10,043	10,058
Mar 18	10,120	10,165	10,174
Mar 19	10,339	10,620	10,404
Mar 20	10,591	11,569	10,701
Mar 21	10,622	11,652	10,720
Mar 22	10,623	11,168	10,712
Mar 23	10,882	10,634	10,992
Mar 24	11,416	10,814	11,565
Mar 25	11,962	11,342	12,158
Mar 26	12,405	11,835	12,652

AssetsNet	$ 116,731,738
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 364,092
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets ($)	116,731,738
Number of Portfolio Holdings	8
Net Investment Advisory Fees Paid ($)	364,092
Portfolio Turnover Rate (%)	111

Holdings [Text Block]

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	88.0
AAA	0.3
Cash Equivalents	11.7

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	100.0
100.0

Sector Breakdown

Table Summary
% of Net Assets
U.S.Treasury Notes	56.5
Asset-Backed Securities	0.3
Cash Equivalents/Other	43.2
100.0

Largest Holdings [Text Block]

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Cash Equivalents	11.7
Less than 1 Year	88.3
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.